Distillate International Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Australia - 3.8%
Computershare Ltd.	16,512	$ 437,904
Evolution Mining, Ltd.	46,652	379,765
Northern Star Resources, Ltd.	30,892	405,567
Rio Tinto Ltd.	4,921	588,132
		1,811,368

Brazil - 2.7%
PRIO SA (a)	41,500	418,933
Telefonica Brasil SA	74,266	487,555
TIM SA	90,917	385,909
		1,292,397

Canada - 7.4%
Canadian Natural Resources Ltd.	14,436	571,030
CGI, Inc.	4,843	312,922
Constellation Software, Inc.	327	615,394
Kinross Gold Corp.	20,704	490,037
Magna International, Inc.	7,309	479,909
Open Text Corp.	18,363	406,283
TFI International, Inc.	4,127	593,852
		3,469,427

China - 7.9%
China Mengniu Dairy Co. Ltd.	192,000	393,938
JD Logistics, Inc. (a)(b)	332,300	497,896
JD.com, Inc. - Class A	48,400	612,557
Kingsoft Corp. Ltd.	104,800	296,410
Kuaishou Technology (b)	70,000	371,331
NetEase, Inc.	24,700	637,497
Tongcheng Travel Holdings Ltd.	141,600	216,497
Yangzijiang Shipbuilding Holdings Ltd.	146,400	387,095
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(b)	68,400	300,742
		3,713,963

Denmark - 2.3%
Genmab AS (a)	1,454	399,194
Pandora AS	5,899	677,239
		1,076,433

France - 11.5%
Bureau Veritas SA	9,243	282,998
Capgemini SE	4,461	448,619
Cie de Saint-Gobain SA	8,279	749,280
Danone SA	5,217	427,901
Dassault Systemes SE	23,784	484,430
Eiffage SA	3,185	470,107
Publicis Groupe SA	6,368	629,476
Sanofi SA	10,559	906,375
Teleperformance SE	6,098	320,566
Vinci SA	4,667	681,914
		5,401,666

Germany - 4.7%
Beiersdorf AG	4,200	361,773
GEA Group AG	5,681	390,030
Heidelberg Materials AG	3,013	574,932
Merck KGaA	3,611	606,264
Zalando SE (a)(b)	9,656	280,078
		2,213,077

Hong Kong - 1.6%
Geely Automobile Holdings Ltd.	247,000	531,037
NetEase Cloud Music, Inc. (a)(b)	15,550	204,041
		735,078

India - 1.8%
Infosys Ltd. - ADR	46,525	488,047
Wipro Ltd. - ADR	160,852	361,917
		849,964

Indonesia - 0.6%
Telkom Indonesia Persero Tbk PT	2,144,300	281,829

Ireland - 2.1%
DCC PLC	5,965	494,022
Kerry Group PLC - Class A	5,297	486,605
		980,627

Italy - 1.8%
Buzzi SpA	6,329	324,099
Nexi SpA (b)	129,792	525,602
		849,701

Japan - 17.7%
Astellas Pharma, Inc.	32,900	440,286
Bandai Namco Holdings, Inc.	15,100	351,567
Bridgestone Corp.	24,300	509,848
Daikin Industries Ltd.	4,000	607,537
Denso Corp.	42,700	492,879
MatsukiyoCocokara & Co.	15,800	233,464
NIDEC CORP (a)	32,000	520,781
Nitto Denko Corp.	20,300	395,945
Ono Pharmaceutical Co. Ltd.	24,400	358,512
Oracle Corp. Japan	6,700	342,163
Otsuka Corp.	18,300	312,291
Otsuka Holdings Co. Ltd.	6,900	458,726
SCREEN Holdings Co. Ltd.	7,200	788,777
Secom Co. Ltd.	10,000	397,231
Shimano, Inc.	3,600	384,199
Suntory Beverage & Food Ltd.	12,800	354,171
Suzuki Motor Corp.	32,800	394,650
TISI, Inc.	17,600	342,958
Trend Micro, Inc.	8,900	327,579
Unicharm Corp.	59,300	344,289
		8,357,853

Mexico - 4.3%
America Movil SAB de CV	736,337	957,833

Cemex SAB de CV	314,421	377,872
Grupo Mexico SAB de CV - Class B	61,996	701,146
		2,036,851

Netherlands - 3.0%
Adyen NV (a)(b)	475	445,533
Euronext NV (b)	2,357	377,267
IMCD NV	3,653	329,942
Wolters Kluwer NV	4,424	285,471
		1,438,213

Norway - 2.6%
Aker BP ASA	14,429	442,107
Mowi ASA	17,930	331,222
Norsk Hydro ASA	47,544	431,454
		1,204,783

Singapore - 1.6%
Sea Ltd. - ADR (a)	7,908	757,824

South Africa - 2.2%
Gold Fields Ltd.	11,306	380,051
Harmony Gold Mining Co. Ltd.	27,653	421,797
Northam Platinum Holdings Ltd.	17,872	257,241
		1,059,089

South Korea - 3.6%
HD Hyundai Co. Ltd.	3,371	434,076
Hyundai Glovis Co. Ltd.	2,590	306,093
Kia Corp.	7,055	628,406
Samsung SDS Co. Ltd.	2,560	315,270
		1,683,845

Sweden - 2.8%
Boliden AB	6,726	380,008
EQT AB	18,545	525,031
Essity AB - Class B	15,127	428,733
		1,333,772

Switzerland - 1.5%
Roche Holding AG - ADR	13,778	707,500

Taiwan - 4.4%
Realtek Semiconductor Corp.	25,000	632,524
United Microelectronics Corp.	283,000	1,461,350
		2,093,874

United Kingdom - 7.5%
Autotrader Group PLC (b)	48,076	318,469
British American Tobacco PLC - ADR	15,468	955,304
Bunzl PLC	11,187	390,500
Imperial Brands PLC	12,884	476,926
Intertek Group PLC	6,096	469,676
London Stock Exchange Group PLC	5,119	554,540
Sage Group PLC	35,731	386,978
		3,552,393
TOTAL COMMON STOCKS (Cost $44,133,662)		46,901,527

WARRANTS - 0.0% (c)	Contracts		Value
Canada - 0.0% (c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $11.50 (a)(d)	138		0
TOTAL WARRANTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (e)	38,289		38,289
TOTAL MONEY MARKET FUNDS (Cost $38,289)			38,289

TOTAL INVESTMENTS - 99.5% (Cost $44,171,951)			46,939,816
Other Assets in Excess of Liabilities - 0.5%		0.00487	229,638
TOTAL NET ASSETS - 100.0%			$ 47,169,454

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $3,320,959 or 7.0% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Distillate International Fundamental Stability & Value ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 46,901,527	$ –	$ –	$ 46,901,527
Warrants	–	–	0	0
Money Market Funds	38,289	–	–	38,289
Total Investments	$ 46,939,816	$ –	$ 0	$ 46,939,816

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair valuation inputs and a Level 3 reconciliation of investments are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of a reporting period, in relation to net assets.